Supplement to the
Fidelity® Advisor Global Capital Appreciation Fund
(formerly Fidelity Advisor Global Equity Fund)
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

The following information replaces the similar information found under the heading "Performance" in the "Fund Summary" section on page 5.

Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets. The index is designed to measure equity market performance in global developed and emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information replaces the similar information found in the 4th bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 25.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

AGLO-07-04 July 1, 2007
1.737647.128

The following information replaces information regarding the calculation of the management fee found in the "Fund Management" section on page 30.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the Morgan Stanley Capital International All Country World Index (MSCI ACWI). For the fiscal year ended October 31, 2006, the fund did not have a performance adjustment.

For the period prior to July 1, 2007, the fund did not have a performance adjustment. During a transition period from July 1, 2007 to June 1, 2008, there will be no performance adjustment and the fund's management fee will equal the basic fee rate. Beginning June 1, 2008, the fund's performance adjustment will take effect and the fund will compare its performance to the MSCI ACWI. The performance period will consist of the current month plus the previous eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund. To the extent that Class A, Class T, Class B, and Class C have higher expenses, this could result in Class A, Class T, Class B, and Class C bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
(formerly Fidelity
Advisor Global
Equity Fund)
Institutional Class
December 30, 2006
Prospectus

The following information replaces the similar information found under the heading "Performance" in the "Fund Summary" section on page 5.

Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets. The index is designed to measure equity market performance in global developed and emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information replaces information regarding the calculation of the management fee found in the "Fund Management" section on page 27.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the Morgan Stanley Capital International All Country World Index (MSCI ACWI). For the fiscal year ended October 31, 2006, the fund did not have a performance adjustment.

For the period prior to July 1, 2007, the fund did not have a performance adjustment. During a transition period from July 1, 2007 to June 1, 2008, there will be no performance adjustment and the fund's management fee will equal the basic fee rate. Beginning June 1, 2008, the fund's performance adjustment will take effect and the fund will compare its performance to the MSCI ACWI. The performance period will consist of the current month plus the previous eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

AGLOI-07-03 July 1, 2007
1.743464.121

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.